Common Stock - Additional Information (Details) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 01, 2022	Nov. 10, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares issued			9,621,484	9,715,234	2,324,479
Common stock, shares outstanding			9,621,484	9,715,234	2,324,479
Aggregate gross proceeds				$ 20,000,000
Number of shares issued upon conversion of convertible preferred stock		2,227,116
Converted to common stock				4,384,000
Number of shares of unvested restricted common stock repurchased	93,750
Dividends on common stock declared			$ 0	$ 0
IPO
Class of Stock [Line Items]
Number of shares issued during the period		3,450,000
Public offering price		$ 5
Number of shares issued upon conversion of convertible preferred stock		2,227,116
Converted to common stock		$ 4,384,000
Number of shares issued upon conversion of convertible notes payable		1,204,160
Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued during the period		450,000
Aggregate gross proceeds		$ 17,250,000
Net proceeds after deducting underwriting discounts and commissions and other offering expenses		$ 14,887,000